Trade and Other Receivables (Current) (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Trade and Other Receivables Text Block Abstract
Schedule of trade and other receivables (Current)
Current	Consolidated
	2022	2021
	$	$
Other receivables	-	53,447
GST recoverable	294,717	115,641
	294,717	169,088

	Consolidated
	30 June 2021	30 June 2020
Current
Trade receivables	$—	$225,125
Other receivables	53,447	51,026
GST recoverable	115,641	137,117
	$169,088	$413,268